Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 13.7	$ 387.6	$ 20.7	$ 6.3	$ 1.0	$ 429.3
United States | United States Federal Government Bureau of Indian Affairs
Total		0.1	0.1			0.2
United States | United States Federal Government Office of Natural Resources
Total		37.5	0.5			38.0
United States | United States Federal Government Bureau of Land Management
Total			0.7			0.7
Canada | Province of British Columbia BC Hydro
Total			1.5		0.5	2.0
Canada | Province of British Columbia BC Transportation Financing Authority
Total					0.4	0.4
Canada | Province of British Columbia Technical Safety BC
Total			0.1			0.1
Canada | Province of British Columbia Ministry of Finance Province of BC
Total	3.9	229.3	11.8		$ 0.1	245.1
Canada | Province of Alberta Alberta Energy Regulator
Total			2.7			2.7
Canada | Province of Alberta Government of Alberta
Total		119.8	0.5	$ 6.3		126.6
Canada | Province of Alberta Alberta Petroleum Marketing Commission
Total		0.2				0.2
Canada | County of Grande Prairie
Total	7.9		1.7			9.6
Canada | Northern Rockies Regional Municipality
Total	1.5					1.5
Canada | Tsuut'ina Nation Receiver General For Canada
Total		0.4	0.7			1.1
Canada | Siksika Nation
Total	$ 0.4					0.4
Canada | Horse Lake First Nation Receiver General For Canada
Total		$ 0.3				0.3
Canada | Federal Government of Canada Receiver General For Canada
Total			0.3			0.3
Canada | Province of Ontario The Ontario Aggregate Resources Corporation
Total			$ 0.1			$ 0.1